Pointbreak Buyback Index Fund
POINTBREAK BUYBACK INDEX FUND FUND SUMMARY
Investment Objective
The Pointbreak Buyback Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Solactive US Buyback Total Market Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pointbreak Buyback Index Fund Pointbreak Buyback Index Fund	[1],[2]
Management Fees	0.34%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver and Expense Reimbursement	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.34%
[1]	Pointbreak Advisers LLC (the “Adviser”) has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until December 31, 2017, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenses which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) of the Fund are limited to 0.34% of average net assets. After such date, the expense limitation may be renewed, terminated or revised by the Adviser. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the fiscal year in which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund’s Operating Expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed or at the time of recoupment. The Expense Limitation Agreement may not be terminated by any of the parties to the Agreement, including the Board of Trustees, prior to December 31, 2017.
[2]	The Other Expenses are estimated amounts for the current fiscal year, as the Fund has not commenced operations as of the date of this prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 year	3 years
Pointbreak Buyback Index Fund | Pointbreak Buyback Index Fund | USD ($)	34	134	[1]
[1]	The 3-Year example is calculated with the expectation that the Expense Limitation Agreement will not be in place after December 31, 2017.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund will generally invest at least 90% of its total assets in common stocks that comprise the Solactive US Buyback Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the common stocks of issuers that meet the requirements to be classified as “US Buyback Equities.” For the common stock of an issuer to become eligible for inclusion in the Underlying Index, (i) the issuer must be incorporated and domiciled in the United States or certain benefit driven incorporation countries (i.e., countries that provide tax or other benefits for incorporation); (ii) the issuer must be listed on a United States Exchange; (iii) the stock must be a component of the Solactive US Broad Market Index (which is composed of the Solactive US Large Cap Index, the Solactive US Large & Mid Cap Index, and the Solactive US Small Cap Index); (iv) the issuer must have effected a net reduction in shares outstanding of 5% or more in the past 12 months; and (v) the issuer’s common stock must have a minimum free float market capitalization of $500,000,000 on each quarterly “Selection Day” (as described below) in January, April, July and October. Notwithstanding the foregoing, if any issuer otherwise eligible under the above requirements has bought back 20% or more of its shares outstanding during the 12 months prior to the Selection Day, and (i) the debt/enterprise value ratio has increased by more than 20% in the 12 months prior to the Selection Day, and (ii) this increase results in a debt/enterprise ratio of 70% or higher as of the Selection Day, the issuer’s common stock will not be eligible for inclusion in the Underlying Index. A debt/enterprise value ratio is the result of dividing a company’s debt into the combined total of its equity market capitalization, plus its total debt.

The Underlying Index defines an eligible security as a security issued by a company that, subject to a minimum market capitalization screen as well as an excess leverage screen, has reduced its shares outstanding by 5% or more over the prior 12-month period. A company must have bought back shares over the prior 12-month period with a minimum Total Buyback Ratio of 5%. The Total Buyback Ratio of a company is the sum of all Buyback Ratios during the 12-month period prior to the Selection Day. The Buyback Ratio for a company is the shares bought back relative to the total shares outstanding as of the buyback announcement date.

An issuing company typically may reduce its shares outstanding by either buying shares or by engaging in a reverse stock split. If a company buys back shares, the future earnings of that company would normally be spread out over fewer outstanding shares. If all other things are equal, the company would see an increase in its per share earnings. An investor would then receive a proportionately greater amount of earnings for a given amount of shares held. A reverse stock split does not lead to an increase in an investor’s share of earnings, because while the same amount of earnings are spread out over a smaller number of shares, each shareholder would then own the same proportionate number of shares as before the split. Share reductions that result solely from a reverse stock split are not included for purposes of calculating a company’s 12-month Total Buyback Ratio.

Companies may elect to use cash, typically from retained earnings, as an alternative to paying out a cash dividend or re-investing the cash into the company’s operations. A company’s management may feel that it lacks suitable investment alternatives within its current business operations and would prefer to return the excess cash to its shareholders. Paying out a cash dividend creates a taxable event for all shareholders, while engaging in a stock buyback creates a taxable event only for those shareholders who elect to sell their shares. As a result, a company’s management may elect to use the stock buyback as opposed to paying out a cash dividend.

The Adviser believes that companies that engage in stock buybacks are often companies with profitable operations and a level of retained earnings and cash in excess of their current operational re-investment needs. However, using cash to fund a stock buyback, like using cash to pay a cash dividend, does reduce the amount of cash a company holds on its balance sheet. In some cases, it can lead to an increase in a company’s overall debt as a ratio of total assets.

The Underlying Index will generally consist of 50-100 component stocks. Solactive AG (“Solactive” or the “Index Provider”) will rank all companies within the universe by their buyback activity as a percentage of shares outstanding, subject to both an excess leverage screen and a minimum market capitalization screen. Only the 100 component stocks with the highest buyback ratios will be selected for the Index. In the event that fewer than 100 component stocks meet the requirement for a 5% or higher reduction in shares outstanding over the prior 12-month period, then the Underlying Index may include fewer than 100 component stocks. In the event that the total number of currently eligible component stocks is less than 50, Solactive may elect to continue to hold previously selected component stocks that would otherwise no longer be eligible to ensure that the Underlying Index at all times has a minimum of 50 component stocks. As of July 15, 2016, the Underlying Index consisted of 100 component stocks.

Stocks of buyback companies may be considered favorable by investors because a shrinking share count increases the earnings per share for the remaining shares of such stock and because it is more tax efficient for the company buying back stocks than paying cash dividends. US Buyback Equities are selected without regard to other types of characteristics that are sometimes used to define common stocks, such as market capitalization, whether they are “growth” versus “value” stocks, or whether they focus on any particular economic sector or industry. This means that investors may be exposed to the risks of small, mid and large cap stocks; value stocks and growth stocks; and the risks posed by particular economic sectors or industries, including the risk of concentration in such sectors or industries.

The Selection Day will be the business day 10 business days before the Adjustment Day (as defined below), where a “business day” is any day on which the New York Stock Exchange is open for trading. On the Selection Day, Solactive will rebalance the Underlying Index, and/or reconstitute the Underlying Index by identifying components that are not longer eligible and those components within the selection universe that are eligible using selection criteria within a proprietary methodology. The Underlying Index is not equally weighted and weights are based on each component’s market capitalization, with a modification to traditional market capitalization weighting, such that the maximum weight of any single component security does not exceed 4.5% of the Underlying Index. The Underlying Index will implement rebalancing transactions and/or reconstitution selections on the Adjustment Day. Adjustment Days will be the first Wednesday in February, May, August and November. Components in the Underlying Index on the Selection Day that no longer meet the requirements of “US Buyback Equities” will be removed from the Underlying Index and replaced with newly selected components.

Index Weighting. The initial weighting of the Index is calculated according to the respective market capitalization of the assigned securities. The weights are capped at 4.5% of the Underlying Index. Solactive will redistribute the excess amounts from companies whose initial market capitalizations exceeded 4.5% of the Underlying Index among the remaining companies in proportion to their initial weights until no company exceeds 4.5% of the Underlying Index.

Additional information about the Underlying Index, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.solactive.com by clicking on the “Equity Indexing” link at the top of the page, then clicking on the “Custom Indices” link on the left hand column, and then scrolling down the alphabetical listings to the “Solactive US Buyback Total Market Index” link. The index rules can then be accessed under “Documents” at the bottom of the page by clicking the “Guideline” link.

The Adviser generally follows a “replication strategy,” that is, it invests substantially all of its investments (and at least 90%) in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index. If it is not possible for the Adviser to acquire component securities due to limited availability or regulatory restrictions, the Adviser may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy, meaning the Fund generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. The Fund may from time to time invest up to 10% of its total assets in securities other than component securities of the Underlying Index, such as short-term U.S. Treasuries (treasuries with a maturity date of two years or less) and money market instruments to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Concentration Policy: The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. As of July 15, 2016, the Underlying Index was concentrated in companies in the industrials and consumer services sectors.
Principal Risks
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participant Concentration Risk. Only an Authorized Participant (defined in the Purchase and Sale of Fund Shares section of the Fund’s prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), the Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at discounts from NAV and also in greater than normal intraday bid/ask spreads for the Fund’s shares.

Buyback Risk. The implementation of a buyback strategy on the part of a company may not be an accurate predictor of future share performance. There is no certainty that management of a company undertook a buyback strategy because it believes its stock is undervalued; a company could be using buybacks to increase their price to earnings or other ratios, to alleviate excessive dilution, as a defensive measure, or to cut their own capital expenditures, thereby potentially limiting future growth. At any point in time, there may not be enough US Buyback Equities to maintain a viable index.

Cash Transaction Risk. The Fund may effect creations and redemptions for cash, rather than for in-kind securities. If the Fund effects redemptions for cash, rather than for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process to a greater extent.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies, as well as natural and man-made disasters and political, social or labor unrest, in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Financials Sector Risk. Companies in the financials sector of an economy, including but not limited to, banks, insurance companies and real estate companies, are often subject to extensive governmental regulation and intervention, which may change frequently and may have significant adverse consequences for companies in the financial sector. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. The Fund will not invest in real estate directly, but because the Fund may invest in securities of real estate companies, its portfolio may be impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a fund that does not invest in real estate companies. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage.

Growth and/or Value Stocks Risk. Investing in value stocks involves the risk that the market will not recognize a security’s intrinsic value for a long time, or that a security thought to be undervalued may actually be appropriately priced when purchased. Investing in growth stocks involves the risk that such stocks will not experience faster than average growth as measured by revenues, earnings or cash flow. While growth stocks are expected to offer the potential for higher returns, they also generally represent a greater risk when compared to value stocks. Growth stocks tend to do better than the overall market when stock prices in general are rising, while underperforming the market as stock prices fall, taking into account that past performance does not guarantee future results. As a result, investing in growth stocks may require a slightly higher tolerance for risk, as well as a longer time horizon.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time, which may have an adverse impact on the Fund.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time, may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Industrial Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Issuer Risk. The Fund’s performance depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline.

Large-Capitalization Companies Risk. The Fund may invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stock fall behind other types of investments (mid or small-cap stocks, for instance), the Fund’s large-cap holdings could reduce performance.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

New Fund Risk. There can be no assurance that the Fund will grow or maintain an economically viable size. If the Fund does not reach an economically viable size, the Board of Trustees of the Fund could decide to liquidate the Fund.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in stocks of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Passive Investment Risk. The Fund is not actively managed and therefore will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Risk of Investing in the United States. The Fund invests entirely in U.S. issuers or issuers that present the same risks as U.S. issuers. Decreasing imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges.

Secondary Market Trading Risk. An investment in the Fund faces numerous risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
Trading Issues. Although the Fund shares are listed for trading on the BATS Global Markets, Inc. (“BATS”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of BATS, make trading in shares inadvisable. There can be no assurance that the requirements of the BATS necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares of the BATS. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Cost of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Small-Cap Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Stock Market Risk. The values of common stocks in the Underlying Index could decline generally or could underperform other investments.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Underlying Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index, and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Technology Companies Risk. Technology companies, including information technology companies, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources and/or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets, or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
The Fund is new and therefore does not have performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.pointbreakETFs.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.